Schedule of Investments (unaudited)	iShares® High Yield Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28
(Call 11/15/24)(a)	$1,852	$1,650,662

Aerospace & Defense — 1.8%
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	390	373,308
5.75%, 10/15/27 (Call 07/15/27)(a)	2,057	2,032,695
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)	199	169,872
9.38%, 11/30/29 (Call 11/30/25)(a)(b)	618	668,237
9.75%, 11/15/30 (Call 11/15/26)(a)	1,960	2,063,997
		5,308,109
Agriculture — 0.6%
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	2,103	1,871,938

Airlines — 3.1%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	2,203	2,056,306
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(b)	1,655	1,634,552
11.75%, 07/15/25(a)	952	1,041,821
Delta Air Lines Inc.
4.38%, 04/19/28 (Call 01/19/28)(b)	815	777,367
7.38%, 01/15/26 (Call 12/15/25)	1,357	1,389,690
United Airlines Inc., 4.63%, 04/15/29
(Call 10/15/25)(a)	2,435	2,173,748
		9,073,484
Auto Manufacturers — 1.8%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)(b)	549	531,360
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25
(Call 11/01/24)(a)	2,079	2,079,524
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	1,134	1,047,748
5.50%, 07/15/29 (Call 07/15/24)(a)	1,006	938,735
5.88%, 01/15/28 (Call 01/15/24)(a)(b)	470	457,818
7.75%, 10/15/25 (Call 10/15/24)(a)	175	176,776
		5,231,961
Banks — 0.8%
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31),
(1-year CMT + 2.600%)(a)(c)	100	77,436
4.95%, 06/01/42 (Call 06/01/41),
(1-year CMT + 2.750%)(a)(c)	965	635,429
5.71%, 01/15/26(a)	1,522	1,493,822
		2,206,687
Building Materials — 0.5%
Builders FirstSource Inc., 6.38%, 06/15/32 (Call 06/15/27)(a)(b)	1,450	1,426,731

Chemicals — 3.6%
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)	1,580	1,327,551
5.75%, 11/15/28 (Call 11/15/24)(a)	724	655,348
CVR Partners LP/CVR Nitrogen Finance Corp.,
6.13%, 06/15/28 (Call 06/15/24)(a)	1,280	1,174,336
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	1,801	1,463,556
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	384	353,514
Rain Carbon Inc., 12.25%, 09/01/29 (Call 03/01/26)(a)	883	900,660

Security	Par (000)	Value

Chemicals (continued)
Sasol Financing USA LLC
5.50%, 03/18/31 (Call 03/18/30)	$2,036	$1,659,283
6.50%, 09/27/28 (Call 06/27/28)(b)	773	719,184
8.75%, 05/03/29 (Call 03/03/29)(a)(b)	470	468,533
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	2,081	1,769,391
		10,491,356
Coal — 0.5%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	1,242	1,068,301
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)(b)	289	283,994
		1,352,295
Commercial Services — 7.4%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	1,117	992,823
4.88%, 07/15/32(a)(b)	1,636	1,433,660
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	603	565,700
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	1,399	1,249,209
6.75%, 02/15/27 (Call 02/15/24)(a)	1,179	1,172,362
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/24)	1,637	1,583,797
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	1,162	980,062
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/24)(a)	256	249,310
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(a)	526	496,176
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	2,473	2,148,419
5.75%, 11/01/28 (Call 11/01/24)(a)(b)	525	406,518
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	2,225	1,994,968
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	1,546	1,529,104
6.25%, 01/15/28 (Call 01/15/24)(a)(b)	1,437	1,379,904
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	1,384	1,209,270
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	1,033	940,639
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(a)	1,590	1,327,568
11.25%, 12/15/27 (Call 06/15/25)(a)	1,187	1,075,514
United Rentals North America Inc., 4.88%, 01/15/28
(Call 01/15/24)	869	835,795
		21,570,798
Computers — 0.5%
Conduent Business Services LLC/Conduent State &
Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	1,326	1,107,210
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	307	296,183
		1,403,393
Cosmetics & Personal Care — 0.6%
Coty Inc., 5.00%, 04/15/26 (Call 04/15/24)(a)	739	721,298
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	1,086	1,011,077
		1,732,375

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 8.0%
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(a)	$516	$490,200
6.88%, 04/15/30 (Call 04/15/25)(a)(b)	720	676,800
9.25%, 07/01/31 (Call 07/01/26)(a)	790	814,088
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	3,003	2,416,345
3.63%, 10/01/31 (Call 10/01/26)(a)	48	35,296
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/24)(b)	456	449,655
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	1,319	1,139,735
5.50%, 08/15/28 (Call 08/15/24)(a)	318	294,269
5.75%, 11/15/31 (Call 11/15/26)(a)	1,381	1,205,778
OneMain Finance Corp.
3.88%, 09/15/28 (Call 09/15/24)	230	197,507
5.38%, 11/15/29 (Call 05/15/29)(b)	63	56,703
6.63%, 01/15/28 (Call 07/15/27)(b)	150	145,779
6.88%, 03/15/25	1,372	1,382,035
7.13%, 03/15/26	2,052	2,069,154
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	623	538,873
5.38%, 10/15/25 (Call 10/15/24)(a)	952	925,687
5.75%, 09/15/31 (Call 09/15/26)(a)	1,243	1,096,322
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/09/24)(a)	230	202,017
3.88%, 03/01/31 (Call 03/01/26)(a)	2,567	2,156,280
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	673	544,141
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	1,184	1,071,011
4.20%, 10/29/25 (Call 09/29/25)(b)	1,105	1,049,132
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)(b)	1,794	1,675,180
United Wholesale Mortgage LLC
5.50%, 04/15/29 (Call 03/30/24)(a)	1,703	1,523,614
5.75%, 06/15/27 (Call 06/15/24)(a)	1,116	1,049,281
		23,204,882
Electric — 3.0%
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/24)(a)	1,038	1,025,648
FirstEnergy Corp., Series C, 3.40%, 03/01/50 (Call 09/01/49)	507	333,620
Mercury Chile Holdco LLC, 6.50%, 01/24/27 (Call 01/24/24)(a)(b)	495	451,064
NRG Energy Inc.
3.88%, 02/15/32 (Call 02/15/27)(a)	1,887	1,542,623
5.75%, 01/15/28 (Call 01/15/24)	894	872,141
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/24)(b)	2,192	2,085,158
5.25%, 07/01/30 (Call 06/15/25)(b)	542	509,136
Vistra Operations Co. LLC
5.50%, 09/01/26 (Call 03/01/24)(a)	1,129	1,108,198
5.63%, 02/15/27 (Call 02/15/24)(a)	688	669,225
		8,596,813
Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/24)(a)(b)	1,319	1,137,618
4.75%, 06/15/28 (Call 07/01/24)(a)	1,441	1,288,059
		2,425,677
Engineering & Construction — 1.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	1,750	1,701,372

Security	Par (000)	Value

Engineering & Construction (continued)
Brundage-Bone Concrete Pumping Holdings Inc ,
6.00%, 02/01/26 (Call 02/01/24)(a)	$482	$465,299
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/24)(a)(b)	1,185	1,079,056
		3,245,727
Entertainment — 1.5%
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 05/15/24)(a)	1,664	1,663,513
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(a)	2,765	2,348,702
8.45%, 07/27/30 (Call 05/27/30)(a)	200	197,858
		4,210,073
Environmental Control — 0.7%
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	1,537	1,376,584
5.13%, 12/15/26 (Call 12/15/23)(a)	691	670,340
		2,046,924
Food — 0.8%
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/24)	1,397	1,216,818
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/24)(a)	1,413	1,082,655
		2,299,473
Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27 (Call 02/20/27)(b)	905	864,363
5.88%, 08/20/26 (Call 05/20/26)	226	220,691
9.38%, 06/01/28 (Call 06/01/25)(a)	1,027	1,053,589
		2,138,643
Health Care - Products — 1.3%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(Call 10/01/25)(a)	2,038	2,083,855
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)(b)	1,276	1,072,784
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(a)	635	666,535
		3,823,174
Health Care - Services — 1.4%
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	853	667,763
4.63%, 06/01/30 (Call 06/01/25)(a)	2,423	2,047,955
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)(b)	1,226	1,213,740
		3,929,458
Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%,
04/15/29 (Call 04/15/24)(a)	2,372	2,166,458

Home Builders — 0.8%
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	1,344	1,134,981
6.25%, 09/15/27 (Call 09/15/24)(a)	1,350	1,273,833
		2,408,814
Housewares — 0.5%
Newell Brands Inc., 6.50%, 04/01/46 (Call 10/01/45)	1,676	1,340,930

Insurance — 0.2%
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	445	447,514

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 1.2%
Cogent Communications Group Inc., 7.00%, 06/15/27 (Call 06/15/24)(a)	$930	$913,725
Gen Digital Inc., 5.00%, 04/15/25 (Call 04/15/24)(a)	1,210	1,200,199
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/24)(a)	1,672	1,343,870
		3,457,794
Iron & Steel — 1.7%
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 06/01/24)(b)	1,007	988,511
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	274	274,527
8.13%, 05/01/27 (Call 05/01/24)(a)	1,465	1,469,615
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	1,154	1,166,648
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	998	991,872
		4,891,173
Leisure Time — 4.4%
Carnival Corp.
6.00%, 05/01/29 (Call 11/01/24)(a)	2,264	2,082,895
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	2,503	2,516,820
10.50%, 06/01/30 (Call 06/01/25)(a)	273	291,095
NCL Corp. Ltd.
5.88%, 02/15/27 (Call 02/15/24)(a)	2,141	2,072,734
7.75%, 02/15/29 (Call 11/15/28)(a)	295	279,445
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	1,195	1,084,318
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)	1,140	1,079,708
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	2,502	2,433,938
11.63%, 08/15/27 (Call 08/15/24)(a)	806	874,146
		12,715,099
Lodging — 2.0%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	1,144	1,035,261
Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	600	503,697
5.00%, 06/01/29 (Call 06/01/24)(a)	905	799,282
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	1,613	1,389,035
6.63%, 07/31/26 (Call 04/30/26)(a)	1,237	1,236,462
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	235	223,810
5.50%, 03/01/25 (Call 12/01/24)(a)	633	625,373
		5,812,920
Machinery — 1.2%
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	1,348	904,131
GrafTech Global Enterprises Inc., 9.88%, 12/15/28
(Call 12/15/25)(a)(b)	990	777,150
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	1,916	1,734,318
		3,415,599
Manufacturing — 0.5%
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)(b)	1,607	1,497,841

Media — 7.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	2,351	1,833,943
4.50%, 06/01/33 (Call 06/01/27)(a)	2,077	1,661,737
4.75%, 02/01/32 (Call 02/01/27)(a)	265	222,597

Security	Par (000)	Value

Media (continued)
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/24)(a)	$2,298	$2,067,835
GCI LLC, 4.75%, 10/15/28 (Call 10/15/24)(a)	1,384	1,242,528
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/24)(a)(b)	2,454	2,172,153
5.63%, 07/15/27 (Call 07/15/24)(a)	635	601,231
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	723	584,992
4.13%, 07/01/30 (Call 07/01/25)(a)	1,515	1,278,281
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	2,209	2,052,514
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)(b)	2,401	2,183,541
5.00%, 09/15/29 (Call 09/15/24)	761	676,301
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	2,519	2,125,406
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/24)(a)	370	335,979
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	1,429	1,211,403
		20,250,441
Mining — 3.1%
Azul Secured Finance LLP
10.88%, 05/28/30 (Call 05/28/26)(a)	1,402	1,125,518
11.93%, 08/28/28 (Call 02/28/26)	1,285	1,301,019
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)(b)	1,286	1,159,356
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/24)(a)(b)	1,181	1,061,247
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/24)(b)	894	883,687
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/24)(a)	1,247	1,010,656
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/24)(a)	1,408	1,243,889
4.50%, 11/16/29 (Call 11/16/25)(a)(b)	1,427	1,120,195
		8,905,567
Office Furnishings — 0.3%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	1,053	965,294

Oil & Gas — 9.1%
Baytex Energy Corp.
8.50%, 04/30/30 (Call 04/30/26)(a)	1,380	1,411,202
8.75%, 04/01/27 (Call 04/01/24)(a)(b)	966	990,959
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/24)(a)(b)	587	559,780
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	658	627,461
7.25%, 03/14/27 (Call 03/14/24)(a)(b)	641	640,411
7.38%, 01/15/31 (Call 01/15/26)(a)	1,003	996,874
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)	527	457,141
6.75%, 03/01/29 (Call 03/01/24)(a)	2,235	2,057,689
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)	950	981,730
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (Call 10/01/26)(a)	1,127	1,130,249
Earthstone Energy Holdings LLC, 8.00%, 04/15/27
(Call 04/15/24)(a)	1,149	1,173,478
Energean PLC, 6.50%, 04/30/27 (Call 10/30/24)(a)	1,103	970,093
Gulfport Energy Operating Corp., 8.00%, 05/17/26
(Call 05/17/24)(a)	566	573,002
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/24)(a)	1,127	1,060,525
Independence Energy Finance LLC, 7.25%, 05/01/26
(Call 05/01/24)(a)	1,480	1,468,900

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/24)(a)	$1,365	$1,320,200
Kosmos Energy Ltd.
7.13%, 04/04/26 (Call 04/04/24)(a)(b)	1,464	1,368,840
7.50%, 03/01/28 (Call 03/01/24)(a)(b)	1,064	952,280
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/24)(a)	261	253,197
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/24)	1,480	1,452,463
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	1,565	1,581,145
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/24)(a)	520	516,646
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)	972	933,674
7.88%, 09/15/30 (Call 09/15/26)(a)	1,035	1,035,000
Sitio Royalties Operating Partnership LP/Sitio Finance
Corp., 7.88%, 11/01/28 (Call 11/01/25)(a)	120	120,470
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/24)(a)	1,067	1,016,318
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27
(Call 04/15/24)	613	609,435
		26,259,162
Oil & Gas Services — 2.5%
Archrock Partners LP/Archrock Partners
Finance Corp.
6.25%, 04/01/28 (Call 04/01/24)(a)	421	411,001
6.88%, 04/01/27 (Call 04/01/24)(a)	957	948,246
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)	529	503,825
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	1,166	1,058,145
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)	1,467	1,458,714
6.88%, 09/01/27 (Call 09/01/24)	856	844,979
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)(b)	2,040	2,109,201
		7,334,111
Packaging & Containers — 0.8%
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/24)(a)(b)	1,019	996,186
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/24)(a)	1,341	1,180,080
		2,176,266
Pharmaceuticals — 1.3%
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)(b)	1,540	1,538,075
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)(b)	1,780	1,572,452
Organon & Co./Organon Foreign Debt Co.-Issuer BV,
5.13%, 04/30/31 (Call 04/30/26)(a)	840	660,898
		3,771,425
Pipelines — 2.6%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.75%, 03/01/27 (Call 03/01/24)(a)	1,099	1,075,302
7.88%, 05/15/26 (Call 05/15/24)(a)	1,042	1,062,441
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	805	789,246

Security	Par (000)	Value

Pipelines (continued)
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)(b)	$784	$721,238
Holly Energy Partners LP/Holly Energy Finance Corp.,
5.00%, 02/01/28 (Call 02/01/24)(a)	1,056	979,721
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/24)(a)	2,275	2,160,790
6.75%, 09/15/25 (Call 09/15/24)(a)	683	661,966
		7,450,704
Real Estate — 1.0%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	411	352,433
4.38%, 02/01/31 (Call 02/01/26)(a)	1,420	1,178,600
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 03/01/24)	1,614	1,293,992
		2,825,025
Real Estate Investment Trusts — 5.1%
Apollo Commercial Real Estate Finance Inc., 4.63%,
06/15/29 (Call 06/15/24)(a)(b)	1,349	1,096,119
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/24)(a)	524	459,443
5.75%, 05/15/26 (Call 05/15/24)(a)	2,148	2,037,047
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	360	311,572
5.25%, 03/15/28 (Call 12/27/23)(a)	155	146,878
5.63%, 07/15/32 (Call 07/15/26)(a)	424	384,943
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	192	170,845
5.88%, 10/01/28 (Call 10/01/24)(a)	1,405	1,329,390
7.50%, 06/01/25 (Call 06/01/24)(a)(b)	736	740,431
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/24)(a)	1,064	991,414
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	1,228	1,061,471
Service Properties Trust, 4.75%, 10/01/26 (Call 08/01/26)	1,089	991,676
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	3,015	2,006,064
10.50%, 02/15/28 (Call 09/15/25)(a)	1,111	1,092,802
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	1,215	1,088,567
6.38%, 08/15/25 (Call 08/15/24)(a)	966	956,353
		14,865,015
Retail — 6.0%
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	1,122	934,062
Bath & Body Works Inc.
6.75%, 07/01/36(b)	964	896,464
6.88%, 11/01/35(b)	1,966	1,860,041
Brinker International Inc., 8.25%, 07/15/30 (Call 06/27/26)(a)(b)	727	729,828
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28 (Call 02/15/25)(a)(b)	1,010	1,047,875
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/24)(a)	1,117	1,023,014
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	1,187	1,111,126
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	2,238	1,842,448
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	1,102	870,399
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)	1,465	1,071,281

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Macy's Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	$1,160	$1,090,284
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	599	537,186
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)(b)	2,549	1,691,116
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	1,659	1,119,790
4.75%, 02/15/27 (Call 11/15/26)(b)	1,886	1,442,997
		17,267,911
Software — 1.4%
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(a)	930	935,218
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	1,271	1,172,034
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	2,417	2,075,599
		4,182,851
Telecommunications — 1.6%
Consolidated Communications Inc., 6.50%, 10/01/28
(Call 10/01/24)(a)	1,904	1,570,800
Frontier Communications Holdings LLC
6.00%, 01/15/30 (Call 10/15/24)(a)	741	593,727
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	2,556	2,164,574
8.63%, 03/15/31 (Call 03/15/26)(a)	294	289,526
		4,618,627
Trucking & Leasing — 0.9%
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	2,292	2,152,383
6.50%, 10/01/25 (Call 04/01/24)(a)	454	450,956
		2,603,339

Total Long-Term Investments — 97.0%
(Cost: $277,524,550)		280,870,513

Security	Shares	Value

Short-Term Securities

Money Market Funds — 17.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	48,284,911	$48,309,053
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	3,080,000	3,080,000

Total Short-Term Securities — 17.7%
(Cost: $51,369,592)		51,389,053

Total Investments — 114.7%
(Cost: $328,894,142)		332,259,566

Liabilities in Excess of Other Assets — (14.7)%		(42,531,645)

Net Assets — 100.0%		$289,727,921

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,449,304	$23,858,621	(a)	$—	$	$(4,101)	$5,229	$48,309,053	48,284,911	$231,190	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,280,000	1,800,000	(a)	—		—	—	3,080,000	3,080,000	57,674		—
						$(4,101)	$5,229	$51,389,053		$288,864		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$280,870,513	$—	$280,870,513
Short-Term Securities
Money Market Funds	51,389,053	—	—	51,389,053
	$51,389,053	$280,870,513	$—	$332,259,566

Portfolio Abbreviation

CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust